Income tax - Payables and reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income Tax Payables	$ 301	$ 448
Provision for Income Tax	12,685	12,833
Total	12,986	13,281
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before income tax	$ (231,290)	$ (226,463)	$ (180,732)
Statutory tax rate	19.25%	24.02%	27.85%
Expected income tax benefit	$ 44,512	$ 54,406	$ 50,342
Tax effects of:
Sundry permanent differences	(1,141)	970	44
Effect of functional to local reporting currency in Germany	(4,948)	(338)	0
Equity Transaction costs	18	1,878	3,549
Share based payments	(1,734)	(7,520)	(3,584)
Tax Expenses	(1,438)	(1,605)	(2,338)
Bad debt expense	(1,180)	(439)	(1,379)
Management fees	(4,367)	(6,167)	(5,563)
Interest expense	(777)	(1,324)	(439)
Unrecognized deferred tax asset arising from timing differences relating to:
FX unrealized gain/loss	863	(1,575)	(1,241)
Share based payments	277	(443)	(3,403)
Tax Expenses	192	277	(751)
Sundry temporary differences	(101)	(308)	(1,885)
Minimum tax	(637)	(395)	(417)
Deferred tax not recognized (mainly tax losses carried forward)	(31,573)	(38,707)	(35,874)
Deferred tax: relating to origination and reversal of temporary differences and tax losses	(4,946)	848	(47)
Total Income tax (expense) / income	$ (6,979)	$ (442)	$ (2,986)
Effective tax rate	3.02%	0.20%	1.65%